Income from operations - Employees per geographical location (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of employees [Line items]
Average number of employees	115,392	113,572	114,211
Continuing operations [Member]
Number of employees [Line items]
Average number of employees	71,895	69,602	65,882
Discontinued operations [Member]
Number of employees [Line items]
Average number of employees	43,497	43,971	48,330
Country of domicile [Member] | Continuing operations [Member]
Number of employees [Line items]
Average number of employees	11,308	11,199	7,589
Foreign countries [Member] | Continuing operations [Member]
Number of employees [Line items]
Average number of employees	60,587	58,403	58,292